BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $)	1 Months Ended				12 Months Ended									1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Nov. 19, 2013	Jan. 27, 2012	Jan. 31, 2012	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Nov. 11, 2013	Dec. 19, 2012	Jan. 02, 2012	Dec. 31, 2011	Dec. 27, 2011	Aug. 21, 2011	Jan. 05, 2014 Subsequent Event [Member]	Jan. 27, 2012 Maximum [Member]	Aug. 31, 2011 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jan. 27, 2012 Minimum [Member]	Aug. 31, 2011 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Backlog And Non Compete Agreement [Member] Maximum [Member]	Dec. 31, 2013 Backlog And Non Compete Agreement [Member] Minimum [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2013 Customer Relationships [Member] Minimum [Member]	Dec. 27, 2011 Bluephoenix Solutions [Member]	Dec. 31, 2013 Developed Technology [Member]	Dec. 31, 2013 Backlog [Member]	Jul. 31, 2012 Comm-IT Group [Member]	Dec. 31, 2013 Comm-IT Group [Member]	Dec. 31, 2012 Comm-IT Group [Member]	Nov. 19, 2013 Sapiens [Member]	Dec. 31, 2013 Sapiens [Member]	Dec. 31, 2012 Sapiens [Member]		Dec. 31, 2013 Matrix and Magic [Member]	Dec. 31, 2012 Matrix and Magic [Member]	Dec. 31, 2011 Matrix and Magic [Member]	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2013 Subsidiaries [Member]
Business Acquisition Contingent Consideration Deferred Payments																												$ 2,751,000
Equity Method Investment, Ownership Percentage														52.10%			47.30%											80.00%				48.60% [1]	56.60%	[1]
Equity Method Investment Diluted Ownership Percentage															75.60%			42.20%													48.60%
Fair Value Of Retained Investment Per Share												$ 4.1																			$ 7.09
Business Acquisition Cost Of Acquired Entity Contingent																												1,192,000							317,000	1,250,000
Business Acquisition Cost Of Acquired Entity Additional Consideration Paid																									140,000
Business Acquisition Purchase Price Allocation Customer Relatonships					4,430,000
Business Acquisition Purchase Price Allocation Developed Technology					2,138,000
Business Acquisition Purchase Price Allocation Backlog					683,000
Equity Method Investment Ownership Percentage Increase														52.10%			47.30%
Gain Loss From Equity Method Investment Due To Change In Percentage Of Ownership		3,410,000
Share Price		$ 4.28
Business Acquisition Cost Of Acquired Entity Cashto Be Payable																												3,943,000	1,522,000	4,031,000
Business Acquisition, Percentage of Voting Interests Acquired			60.00%
Increased Business Acquisition Cost Of Acquired Entity Purchase Price			2,500,000
Non-controlling interest as part of acquisitions					17,706,000	175,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life																				3 years	1 year		5 years	4 years
Call and Put Option Exercised Percentage					20.00%			20.00%																				20.00%
Proceeds From Option Exercised					8,355,000			5,000,000					5,000,000
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized										25,833,000																					61,164,000
Business Acquisition Costs Of Acquired Entity Purchase Price							10,963,000																		12,565,000			8,933,000									21,463,000	332	8,475,000
Payments to Acquire Businesses, Gross																												4,990,000										10,146,000
Sale of Stock, Number of Shares Issued in Transaction																															6,497,400	6,497,400
Sale of Stock, Price Per Share																															$ 6.25	$ 6.25
Proceeds from Debt, Net of Issuance Costs																															37,791,000
Sale of Stock, Percentage of Ownership before Transaction	56.80%			75.60%																											56.80%	56.80%
Sale of Stock, Percentage of Ownership after Transaction	48.60%			42.20%																											48.60%	48.60%
Finite-Lived Intangible Assets, Remaining Amortization Period																15 years			3 years 6 months			15 years				15 years	3 years 6 months
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					2,420,000	2,360,000																													3,355,000
Goodwill		51,614,000			227,434,000	326,860,000	5,026,000		23,156,000	167,007,000	8,702,000																					0	119,701,000					7,085,000	5,919,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					0	31,000				20,000																												2,776,000	1,905,000
Business Acquisition Consideration Paid To Founders			6,750,000
Business Acquisition Additional Consideration Paid To Founders			$ 215,000

[1]	From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 31, 2013 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.